UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Mar 31, 2011.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     May 4, 2011


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       68
Form 13F Information Table Value Total:	      637,205,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      34,639    99,392   Sole   None
Oracle Corporation              38389x105      27,007   807,816   Sole   None
Novo-Nordisk                    670100205      26,971   215,373   Sole   None
Berkshire Hathaway      B       084670207      26,143   312,597   Sole   None
United Technologies             913017109      24,844   293,491   Sole   None
ConocoPhillips                  20825C104      24,579   307,782   Sole   None
Devon Energy Corp New           25179M103      23,323   254,149   Sole   None
PepsiCo, Inc.                   713448108      22,269   345,736   Sole   None
Ace Ltd                         H0023R105      20,614   318,602   Sole   None
Google Inc                      38259P508      20,414    34,791   Sole   None
Walgreen Co                     931422109      20,077   500,182   Sole   None
Teva Pharmaceutical Inds	881624209      17,749   353,768   Sole	 None
Mastercard Inc.                 57636Q104      17,289    68,684   Sole   None
Diamond Offshore                25271C102      17,200   221,369   Sole   None
Freeport McMoran Copper         35671D857      17,098   307,800   Sole   None
Procter & Gamble                742718109      16,960   275,328   Sole   None
Emerson Electric                291011104      16,817   287,809   Sole   None
Rockwell Collins                774341101      16,439   253,576   Sole   None
Amphenol Corp			032095101      16,308   299,839   Sole   None
America Movil SAB de CV         02364W105      15,185   261,352   Sole   None
Lincoln Elec Hldgs Inc          533900106      14,686   193,443   Sole   None
Microsoft Corp                  594918104      14,121   556,165   Sole   None
Medco Health Solutions          58405U102      13,709   244,111   Sole   None
Stifel Financial Corp           860630102      13,660   190,279   Sole   None
Becton Dickinson & Co           075887109      13,488   169,404   Sole   None
Adobe Systems                   00724F101      13,273   400,267   Sole   None
Dollar Tree Stores              256746108      13,204   237,822   Sole   None
Energizer Holdings Inc          29266R108      12,951   182,004   Sole   None
Wal-Mart Stores Inc		931142103      12,114   232,737   Sole	 None
Wells Fargo & Co.               949746101      11,971   377,517   Sole   None
Resmed Inc                      761152107      11,725   390,839   Sole   None
Cisco Systems Inc               17275R102      11,225   654,498   Sole   None
Petroleo Brasileiro A           71654V408      11,076   273,958   Sole   None
Nike Inc.                       654106103      10,421   137,662   Sole   None
Berkshire Hathaway      A       084670108       3,383        27   Sole   None
Perrigo Company                 714290103       3,029    38,085   Sole   None
Middleby Corp.			596278101	3,011    32,336   Sole   None
Gilead Sciences Inc Com         375558103       2,590    60,992   Sole   None
Flir Systems Inc		302445101	2,477	 71,567	  Sole	 None
Intuit                          461202103       2,473    46,569   Sole   None
Schlumberger Ltd                806857108       2,135    22,892   Sole   None
CVS Caremark Corp               126650100       2,058    59,964   Sole   None
Apache Corp			037411105	1,870	 14,284   Sole   None
Quality Systems                 747582104       1,574    18,886   Sole   None
Southern Copper Corp            84265V105       1,536    38,140   Sole   None
Petmedexpress Inc               816382106       1,389    87,557   Sole   None
3M Company                      88579Y101       1,275    13,635   Sole   None
Ishares MSCI EMIF               464287234       1,232    25,306   Sole   None
Exxon Mobil Corp                30231g102         664     7,898   Sole   None
Market Vectors Agribusiness     57060U605         629    11,226   Sole   None
Ishare MSCI Brazil F            464286400         605     7,800   Sole   None
Vale S A                        91912E105         479    14,350   Sole   None
Inergy LP                       456615103         425    10,600   Sole   None
Chevron Corp New                166764100         415     3,863   Sole   None
Emc Corporation                 268648102         411    15,493   Sole   None
Noble Corporation               H5833N103         408     8,950   Sole   None
JP Morgan Chase & Co            46625H100         396     8,582   Sole   None
Goldman Sachs Group             38141G104         387     2,443   Sole   None
Best Buy Co Inc                 086516101         373    13,000   Sole   None
Ishares Ftse/Xinhua China       464287184         361     8,035   Sole   None
Bank of America                 060505104         354    26,532   Sole   None
Walt Disney Co                  254687106         324     7,511   Sole   None
Nustar Energy LP                67058H102         312     4,600   Sole   None
Deere & Co                      244199105         301     3,110   Sole   None
ITT Education Services          45068B109         284     3,930   Sole   None
MSCKI India Index               06739F291         256     3,520   Sole   None
Verizon Communications          92343v104         234     6,080   Sole   None
Nine Mile Software Inc          654409101           4    28,570   Sole   None

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